LONG-TERM DEBT - Interest rate swap (Details) - Interest Rate Swap $ in Millions	Dec. 31, 2020 USD ($)	May 18, 2020 USD ($)
Derivative [Line Items]
LIBOR borrowings fixed interest rate	0.442	0.442
LIBOR borrowings hedged	$ 200.0	$ 200.0